Share Capital and Reserves (Details 4)	12 Months Ended
	Aug. 31, 2018 shares $ / shares	Aug. 31, 2017 shares $ / shares
Share Capital And Reserves
Beginning Balance | shares	155,000	38,300
Beginning Balance | $ / shares	$ 13.87	$ 22.80
Granted | shares		200,000
Granted | $ / shares		$ 12.05
Expired | shares		(83,300)
Expired | $ / shares		$ (13.63)
Cancelled | shares	(155,000)
Cancelled | $ / shares	$ (13.87)
Ending Balance | shares		155,000
Ending Balance | $ / shares		$ 13.87